Provision for Income Taxes and Effective Tax Rates (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Provision for income taxes	$ 856	$ 416
Effective tax rates	20.00%	22.00%